Key economic assumptions used in measuring the servicing rights retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subsidiaries (Detail) (Residential Mortgage)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	6.60%	5.80%
Weighted average life (in years)	15 years 2 months 0 days	17 years 3 months 0 days
Discount rate (annual rate)	11.40%	11.50%